FINANCING (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Summary of Debt

	Successor	Successor
	December 31, 2013	December 31, 2012
8.25% senior notes due January 2019	$1,100,000	$1,500,000
Senior secured term loan due January 2017	349,125	—
Senior secured term loan due January 2018	523,688	982,500
Senior PIK toggle notes due June 2020	550,000	—
Senior secured revolving credit facility expires January 2017	—	—
Other	1,079	1,696

	$2,523,892	$2,484,196
Less: Original issue discount, net of amortization	(9,340)	(13,426)
Less: Current portion	(9,462)	(10,776)

	$2,505,090	$2,459,994

Scheduled Maturities of Long-Term Debt

The following table summarizes scheduled maturities of long-term debt as of December 31, 2013:

	2014	2015	2016	2017	2018	Thereafter
	(in millions)
Scheduled maturities of long-term debt	$9.5	$8.9	$8.9	$343.9	$502.7	$1,650.0